Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's Founders' Restricted Shares Activities
The following table summarizes the Group’s Founders’ restricted shares activities:

	Numbers of shares	Weighted- average grant date fair value
Outstanding at December 31, 2016	2,752,479	0.77
Vested	(786,423)

Outstanding at December 31, 2017	1,966,056	0.77
Vested	(786,423)

Outstanding at December 31, 2018	1,179,633	0.77
Vested	(1,179,633)

Outstanding at December 31, 2019	—	—

Summary of Share-Based Compensation Expenses Related to Restricted Shares
Share-based compensation expenses related to restricted shares were included in:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	2,112	1,056	470	68
Administrative expenses	4,927	2,464	1,096	157

	7,039	3,520	1,566	225

2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities
The following table sets forth the stock options activities of 2018 Plan for the year ended December 31, 2019:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of January 1, 2019	—	—	—	—
Granted	13,991,528	1.00	—	—
Repurchased (Note 17 (d))	(454,940)	1.00	—	—

Outstanding as of December 31, 2019	13,536,588	1.00	8.86	64,840

Exercisable as of December 31 , 2019	10,438,088	1.00	9.15	49,998

Summary of Valuation Assumptions Used
Stock options granted to certain directors and employees of the Group were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31, 2019
Expected volatility	54.64% -56.31%
Risk-free interest rate (per annum)	2.15%-2.75%
Exercise multiple	2.80
Expected dividend yield	—
Contractual term (in years)	10

2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities
The following table sets forth the stock options activities of 2017 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2016	—	—	—	—
Granted	11,051,230	1.00	—	—
Other addition (note)	710,366	0.06	—	—

Outstanding as of December 31, 2017	11,761,596	0.94	9.50	24,890
Granted	1,470,000	1.00	—	—
Forfeited	(226,000)	1.00	—	—

Outstanding as of December 31, 2018	13,005,596	0.95	8.61	70,129
Granted	640,000	1.00	—	—
Forfeited	(397,500)	1.00	—	—
Repurchased (Note 17(d))	(3,435,215)	1.00	—	—

Outstanding as of December 31 ,2019	9,812,881	0.93	7.76	47,671

Exercisable as of December 31, 2019	—	—	—	—

Summary of Valuation Assumptions Used
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year ended December 31,
	2017	2018	2019
Expected volatility	62.34%	61.32%-62.13%	54.64%
Risk-free interest rate (per annum)	2.32%	2.81%-3.06%	2.15%
Exercise multiple	2.80	2.80	2.80
Expected dividend yield	—	—	—
Contractual term (in years)	10	10	10